SUPPLEMENT TO THE
STATEMENT OF ADDITIONAL INFORMATION
OF
WELLS FARGO ALTERNATIVE FUNDS
WELLS FARGO COREBUILDER SHARES
WELLS FARGO FIXED INCOME FUNDS
WELLS FARGO INTERNATIONAL AND GLOBAL EQUITY FUNDS
WELLS FARGO MONEY MARKET FUNDS
WELLS FARGO MULTI-ASSET FUNDS
WELLS FARGO MUNICIPAL FIXED INCOME FUNDS
WELLS FARGO SPECIALTY FUNDS
WELLS FARGO TARGET DATE RETIREMENT FUNDS
WELLS FARGO U.S. EQUITY FUNDS
WELLS FARGO VARIABLE TRUST FUNDS
(Each a “Fund”, together the “Funds”)

Effective immediately, Nancy Wiser resigned from her position as a Treasurer to the Funds. All references to Nancy Wiser in each Fund’s SAI are hereby removed. Furthermore, the Officers table in the section entitled “TRUSTEES AND OFFICERS - General” in each Fund’s SAI is replaced with the following:

Name and Year of Birth	Position Held with Registrant/Length of Service[1]	Principal Occupation(s) During Past 5 Years or Longer
OFFICERS
Andrew Owen (Born 1960)	President, since 2017

Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Jeremy DePalma (Born 1974)	Treasurer, since 2012

Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019

Secretary of Wells Fargo Funds Management, LLC and Chief Legal Counsel of Wells Fargo Asset Management since 2018. Deputy General Counsel of Wells Fargo Bank, N.A. since 2020 and Assistant General Counsel of Wells Fargo Bank, N.A. from 2018-2020. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019

Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
1.	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

March 12, 2021